Prepaid Assets (Details)			1 Months Ended
	Oct. 01, 2018 USD ($)	Oct. 01, 2018 CNY (¥)	Nov. 30, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)
Prepaid Assets (Details) [Line Items]
Advertisement support expenses			$ 1,600,000
Advertisement support, term			3 years
Endorsement fee amount				$ 445,533	¥ 3,000,000
Endorsement contract period				5 years	5 years
Minimum [Member]
Prepaid Assets (Details) [Line Items]
Subsidy to exclusive distributor for advertising and marketing	$ 152,177	¥ 1
Maximum [Member]
Prepaid Assets (Details) [Line Items]
Subsidy to exclusive distributor for advertising and marketing	$ 913,062	¥ 6,000,000
Advertising and marketing period	3 years	3 years